[JANUS HENDERSON LOGO]
Janus Henderson Small Cap Value Fund
Ticker:	JDSAX	Class A Shares	JISCX	Class S Shares	JDSNX	Class N Shares	JSCVX	Class T Shares
	JCSCX	Class C Shares	JSCOX	Class I Shares	JDSRX	Class R Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Small Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 60 of the Fund’s Prospectus and in the “Purchases” section on page 70 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees(1),(2)	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.37%	0.19%	0.29%	0.73%	0.05%	0.25%	0.28%
Total Annual Fund Operating Expenses(2)	1.56%	2.13%	1.48%	1.67%	0.99%	1.69%	1.22%
Fee Waiver and/or Expense Reimbursement(3)	0.00%	0.00%	0.00%	0.38%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.56%	2.13%	1.48%	1.29%	0.99%	1.69%	1.22%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
(2)
Restated to reflect current fees.
(3)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.91% for at least a one-year period commencing on October 28, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares
1 | Janus Henderson Small Cap Value Fund

after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 725	$ 1,039	$ 1,376	$ 2,325
Class C Shares	$ 316	$ 667	$ 1,144	$ 2,317
Class S Shares	$ 151	$ 468	$ 808	$ 1,768
Class I Shares	$ 131	$ 489	$ 872	$ 1,944
Class N Shares	$ 101	$ 315	$ 547	$ 1,213
Class R Shares	$ 172	$ 533	$ 918	$ 1,998
Class T Shares	$ 124	$ 387	$ 670	$ 1,477

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 725	$ 1,039	$ 1,376	$ 2,325
Class C Shares	$ 216	$ 667	$ 1,144	$ 2,317
Class S Shares	$ 151	$ 468	$ 808	$ 1,768
Class I Shares	$ 131	$ 489	$ 872	$ 1,944
Class N Shares	$ 101	$ 315	$ 547	$ 1,213
Class R Shares	$ 172	$ 533	$ 918	$ 1,998
Class T Shares	$ 124	$ 387	$ 670	$ 1,477

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of small companies and focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2024, they ranged from approximately $3 million to $13.14 billion. The 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index for the one-year period ended June 30, 2024 was $8.48 billion. From time to time, the Fund may invest in shares of companies through initial public offerings. The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities.
As defensive value managers, portfolio management generally looks for companies with:
•
strong management teams;
•
strong and stable balance sheets and solid recurring free cash flows;
•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
sustainable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data,
2 | Janus Investment Fund

and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Small-Sized Companies Risk. Investments in securities issued by small-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Equity Securities Risk. The Fund’s investments in equity securities creates additional risk as those securities typically have greater price volatility than fixed-income securities and may not perform as expected. In addition, equity securities may decline in value in response to general market and economic conditions, which may reduce the Fund’s returns.
REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
3 | Janus Henderson Small Cap Value Fund

Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, upon which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
•
The performance shown for Class T Shares reflects the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•
The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For periods prior to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For
4 | Janus Investment Fund

certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	25.59%	Worst Quarter:	1st Quarter 2020	– 32.64%

Class T Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 9.67%.
Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	13.16%	7.97%	6.59%
Return After Taxes on Distributions	11.77%	7.29%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.68%	6.22%	4.73%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
Class A Shares
Return Before Taxes(2)	6.43%	6.48%	5.73%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
Class C Shares
Return Before Taxes(3)	11.21%	7.07%	5.71%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
Class S Shares
Return Before Taxes	12.85%	7.68%	6.31%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
5 | Janus Henderson Small Cap Value Fund

Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	13.26%	8.06%	6.70%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
Class N Shares
Return Before Taxes	13.42%	8.23%	6.85%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%
Class R Shares
Return Before Taxes	12.61%	7.41%	6.05%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Value Index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Value Index as a performance benchmark because the Russell 2000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
•
The Russell 3000 Index measures the performance of the largest 3000 U.S. companies.
•
The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Craig Kempler, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2017. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

6 | Janus Investment Fund

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$2,500 †
• certain tax-advantaged accounts or UGMA/UTMA accounts	$500 †
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase. Effective on or about December 9, 2024, the maximum purchase in Class C Shares is $250,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information. For Class R shareholders, there is no investment minimum for defined contribution plans. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information regarding account minimums.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
7 | Janus Henderson Small Cap Value Fund

[JANUS HENDERSON LOGO]
Janus Henderson Small Cap Value Fund
Ticker:	JNPSX	Class D Shares
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Small Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1),(2)	0.94%
Other Expenses	0.13%
Total Annual Fund Operating Expenses(2)	1.07%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
(2)
Restated to reflect current fees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 109	$ 340	$ 590	$ 1,306

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of small companies and focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2024, they ranged from approximately $3 million to $13.14 billion. The 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index for the one-year period ended June 30, 2024 was $8.48 billion. From time to time, the Fund may invest in shares of companies through initial public offerings. The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities.
As defensive value managers, portfolio management generally looks for companies with:
•
strong management teams;
•
strong and stable balance sheets and solid recurring free cash flows;
1 | Janus Henderson Small Cap Value Fund

•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
sustainable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Small-Sized Companies Risk. Investments in securities issued by small-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Equity Securities Risk. The Fund’s investments in equity securities creates additional risk as those securities typically have greater price volatility than fixed-income securities and may not perform as expected. In addition, equity securities may decline in value in response to general market and economic conditions, which may reduce the Fund’s returns.
REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act
2 | Janus Investment Fund

of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, upon which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
3 | Janus Henderson Small Cap Value Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	25.65%	Worst Quarter:	1st Quarter 2020	– 32.58%

Class D Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 9.81%.
Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	13.25%	8.06%	6.68%
Return After Taxes on Distributions	11.80%	7.33%	4.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.77%	6.28%	4.79%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective August 29, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Value Index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Value Index as a performance benchmark because the Russell 2000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
•
The Russell 3000 Index measures the performance of the largest 3000 U.S. companies.
•
The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for periods following February 16, 2010, and for the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Craig Kempler, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2017. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

4 | Janus Investment Fund

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5 | Janus Henderson Small Cap Value Fund

[JANUS HENDERSON LOGO]
Janus Henderson Small Cap Value Fund
Ticker:	JSIVX	Class L Shares*
* Class L Shares are closed.
Summary Prospectus dated October 28, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Small Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class L
Management Fees(1),(2)	0.94%
Other Expenses	0.17%
Total Annual Fund Operating Expenses(2)	1.11%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
(2)
Restated to reflect current fees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 113	$ 353	$ 612	$ 1,352

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of small companies and focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2024, they ranged from approximately $3 million to $13.14 billion. The 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index for the one-year period ended June 30, 2024 was $8.48 billion. From time to time, the Fund may invest in shares of companies through initial public offerings. The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities.
As defensive value managers, portfolio management generally looks for companies with:
•
strong management teams;
1 | Janus Henderson Small Cap Value Fund

•
strong and stable balance sheets and solid recurring free cash flows;
•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
sustainable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Small-Sized Companies Risk. Investments in securities issued by small-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Equity Securities Risk. The Fund’s investments in equity securities creates additional risk as those securities typically have greater price volatility than fixed-income securities and may not perform as expected. In addition, equity securities may decline in value in response to general market and economic conditions, which may reduce the Fund’s returns.
REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act
2 | Janus Investment Fund

of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, upon which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more supplemental indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
3 | Janus Henderson Small Cap Value Fund

Annual Total Returns for Class L Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	25.62%	Worst Quarter:	1st Quarter 2020	– 32.59%

Class L Shares’ year-to-date return as of the calendar quarter ended September 30, 2024 was 9.89%.
Average Annual Total Returns (periods ended 12/31/23)
	1 Year	5 Years	10 Years
Class L Shares
Return Before Taxes	13.44%	8.22%	6.83%
Return After Taxes on Distributions	11.99%	7.48%	4.93%
Return After Taxes on Distributions and Sale of Fund Shares	8.88%	6.41%	4.91%
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)	25.96%	15.16%	11.48%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)	14.65%	10.00%	6.76%

Effective August 29, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Value Index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Value Index as a performance benchmark because the Russell 2000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. The indices are described below.
•
The Russell 3000 Index measures the performance of the largest 3000 U.S. companies.
•
The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Craig Kempler, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since October 2017. Justin Tugman, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since March 2009.

4 | Janus Investment Fund

Purchase and sale of Fund shares
Minimum Investment Requirements
Class L Shares of the Fund are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
5 | Janus Henderson Small Cap Value Fund